UNITED STATES SECURITIES
AND EXCHANGE COMMISSION
Washington, D.C. 20549

Amendment No. 1 to

FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

  X       Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2014              to   December 31, 2014

Date of Report (Date of earliest event reported) February 5, 2015

Commission File Number of securitizer:   025-01521

Central Index Key Number of securitizer: 0001599342

Name and telephone number, including area code, of the person to contact in connection with this filing.

                 Asim Moolji  (818) 746-2277

EXPLANATORY NOTE

This amended Form ABS-15G is being filed by PennyMac Corp. to replace the reference to “January 30, 2014” on the signature page with “January 30, 2015” on the Form ABS-15G filed on January 30, 2015 (Accession No. 0001068238-15-000034).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PennyMac Corp.                                                                                    (Securitizer)

Date  February 5, 2015

/s/Vandad Fartaj                                                                                     (Signature)

By:           Vandad Fartaj
Title:        Chief Capital Markets Officer of PNMAC Capital Management, LLC, its Investment Advisor